Employee Benefit Plan, Summary of Accounting Policy - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
(a) Basis of Accounting
The accompanying financial statements have been prepared under the accrual method of accounting. Investments held by a defined contribution plan are required to be reported at fair value.
(b) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
(c) Risks and Uncertainties
The Plan allows participants to direct contributions into various mutual funds, a stable value collective trust fund and Company stock. The mutual funds are all registered investment companies. The underlying investment securities of the mutual funds, stable value collective trust fund, and the Company stock are exposed to various risks, including but not limited to interest rate risk, market risk, liquidity risk, credit risk, and global events. Due to the level of risk associated with certain underlying investment securities, the sensitivity of certain fair value estimates to changes in valuation assumptions, and the level of uncertainty related to changes in the value of the funds, it is likely that changes in the value of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
Participants should refer to Heritage Financial Corporation’s annual and quarterly financial statements filed with the Securities and Exchange Commission (Form 10K and 10Q) regarding risks associated with Company stock.
(d) Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Trustees determine the Plan’s valuation policies utilizing information provided by the investment advisers, custodians, and insurance company. See Note (3) Fair Value Measurements for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividend income is accrued on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on the moving average method. Net appreciation (depreciation) in fair value of investments represents the change in fair value from one period to the next and realized gains and losses.
(e) Payment of Benefits
Benefits are recorded when paid. There were $26,456 allocated to withdrawing participants at December 31, 2025 and $47,222 allocations to withdrawing participants at December 31, 2024.
(f) Notes Receivable from Participants
Notes receivable from participants are stated at the outstanding balance of the loan plus accrued interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. All notes were current and the Plan recorded no allowance for credit losses on loans related to the outstanding notes receivable from participants as of December 31, 2025 and 2024.

EBP, Basis of Accounting	Basis of Accounting
The accompanying financial statements have been prepared under the accrual method of accounting. Investments held by a defined contribution plan are required to be reported at fair value.

EBP, Use of Estimate	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan allows participants to direct contributions into various mutual funds, a stable value collective trust fund and Company stock. The mutual funds are all registered investment companies. The underlying investment securities of the mutual funds, stable value collective trust fund, and the Company stock are exposed to various risks, including but not limited to interest rate risk, market risk, liquidity risk, credit risk, and global events. Due to the level of risk associated with certain underlying investment securities, the sensitivity of certain fair value estimates to changes in valuation assumptions, and the level of uncertainty related to changes in the value of the funds, it is likely that changes in the value of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
Participants should refer to Heritage Financial Corporation’s annual and quarterly financial statements filed with the Securities and Exchange Commission (Form 10K and 10Q) regarding risks associated with Company stock.

EBP, Investment	Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Trustees determine the Plan’s valuation policies utilizing information provided by the investment advisers, custodians, and insurance company. See Note (3) Fair Value Measurements for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividend income is accrued on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are reported on the moving average method. Net appreciation (depreciation) in fair value of investments represents the change in fair value from one period to the next and realized gains and losses.

EBP, Payment to Participant	Payment of Benefits
Benefits are recorded when paid. There were $26,456 allocated to withdrawing participants at December 31, 2025 and $47,222 allocations to withdrawing participants at December 31, 2024.

EBP, Note Receivable from Participant	Notes Receivable from ParticipantsNotes receivable from participants are stated at the outstanding balance of the loan plus accrued interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. All notes were current and the Plan recorded no allowance for credit losses on loans related to the outstanding notes receivable from participants as of December 31, 2025 and 2024